SUPPLEMENT DATED JULY 28, 2025
                   TO THE VARIABLE ANNUITY PROSPECTUS
-------------------------------------------------------------------------------
                AMERICAN GENERAL LIFE INSURANCE COMPANY

                       VARIABLE SEPARATE ACCOUNT
                       ICAP II Variable Annuity
               Vista Capital Advantage Variable Annuity

       THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

                       FS VARIABLE SEPARATE ACCOUNT
                         ICAP II Variable Annuity
                Vista Capital Advantage Variable Annuity
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You should read this information carefully and retain this supplement for future reference together with the prospectus for your policy.

Effective on or about July 28, 2025, the SA Wellington Government and Quality Bond Portfolio is renamed the SA Goldman Sachs Government and Quality Bond Portfolio and Goldman Sachs Asset Management L.P. became its subadvisor as below.

------------------------------------      ------------------------------------
   Former Underlying Fund Name                  New Underlying Fund Name
             Advisor                                   Advisor
            Subadvisor                                Subadvisor
------------------------------------      ------------------------------------
SA Wellington Government and Quality      SA Goldman Sachs Government and
Bond Portfolio                            Quality Bond Portfolio
SunAmerica Asset Management, LLC          SunAmerica Asset Management, LLC
Wellington Management Company LLP         Goldman Sachs Asset Management L.P.
------------------------------------      ------------------------------------

All references to the above Underlying Funds in the Prospectus are replaced accordingly.

Additional information regarding the Funds, including the Fund prospectuses, may be obtained by visiting our website at www.corebridgefinanical.com/ProductProspectuses or by calling (855) 421-2692.